SCHEDULE OF OTHER TRADE AND TAX RECEIVABLES (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Receivables [Abstract]
Tax receivable (Alchemy Markets Ltd.)	$ 85,119	$ 190,346	$ 167,907
Total other trade and tax receivables		$ 190,346	$ 167,907